Accounting Policies, by Policy (Policies)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

As described in the Company’s Form 8-K filed on November 22, 2021 and in Note 2 — Restatement of Previously Issued Financial Statements herein, the Company’s financial statements as of December 31, 2020 and for the period from August 11, 2020 (inception) through December 31, 2020 (collectively, the “2020 Affected Period”), are restated in this Annual Report on Form 10-K/A (Amendment No. 2) (this “Annual Report”) to correct the misapplication of accounting guidance related to the Company’s Public Shares in the Company’s previously restated audited financial statements for such period. The restated financial statements are indicated as “Restated” in the audited financial statements and accompanying notes, as applicable. See Note 2 — Restatement of Previously Issued Financial Statements for further discussion.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the period presented. Operating results for the three and nine month periods ended September 30, 2021 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2021.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K/A filed with the SEC on November 23, 2021.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the derivative warrant liabilities. Such estimates may be subject to change as more current information becomes available. Accordingly, the actual results could differ significantly from those estimates.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of proceeds from the sale of the Private Placement Warrants held outside of the Trust Account which may be used to pay for operating expenses, including expenses associated with identifying target businesses and consummating an initial business combination. The Company considers cash equivalents to be all short-term investments with an original maturity of three months or less when purchased. The Company did not have any cash equivalents as of December 31, 2020.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. At December 31, 2020, the assets held in the Trust Account were substantially all held in U.S. Treasury Bills.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Derivative Warrant Liabilities

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

The Company accounts for its 6,366,666 common stock warrants issued in connection with its initial public offering (3,833,333) and Private Placement (2,533,333) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of warrants issued by the Company in connection with the initial public offering and Private Placement was determined using Monte Carlo simulations at the initial public offering date (October 19, 2020) and at December 31, 2020.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

The Company accounts for its 6,366,666 warrants issued in connection with its Initial Public Offering (3,833,333 Public Warrants) and Private Placement (2,533,333 Private Placement Warrants) as derivative warrant liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to remeasurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consist principally of professional and registration fees incurred through the balance sheet date that are related to the initial public offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were recorded and presented as non-operating expenses in the statement of operations, while offering costs associated with the Public Shares were charged against the carrying value of such Class A common stock upon the completion of the Initial Public Offering. On December 31, 2020, offering costs totaled $6,793,491 (consisting of $2,300,000 of underwriting fees, $4,025,000 of deferred underwriting fees and $468,491 of other offering costs), of which $191,112 was charged to expense and $6,602,379 was charged against the carrying value of the Public Shares.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities were expensed as incurred and presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A common stock were charged to stockholders’ equity upon the completion of the Initial Public Offering. The Company classified deferred underwriting commissions as non-current liabilities as their liquidation was not reasonably expected to require the use of current assets or require the creation of current liabilities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet primarily due to their short-term nature.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income during the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. Because the future realization of tax benefits is not considered to be more likely than not, the Company provided a full valuation allowance for the deferred tax assets at December 31, 2020.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income during the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and taxing strategies in making this assessment. Because the future realization of tax benefits is not considered to be more likely than not, the Company provided a full valuation allowance for the deferred tax assets at September 30, 2021 and December 31, 2020.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of September 30, 2021 or December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of September 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Loss per Share

Net Income (Loss) Per Common Share

The Company complies with the accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective period.

The Company did not consider the effect of the warrants issued in connection with the Initial Public Offering and the Private Placement to purchase an aggregate of approximately 6,367,000 shares of common stock in the calculation of diluted income (loss) per share because their exercise is contingent upon future events and because their inclusion would be anti-dilutive under the treasury stock method. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the period from August 11, 2020 (inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(2,841,640)	$(1,381,893)

Denominator:
Basic and diluted weighted average common shares outstanding	5,911,972	2,875,000
Basic and diluted net loss per common share	$(0.48)	$(0.48)

Net Income (Loss) Per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective period.

The calculation of diluted net income (loss) per common stock does not consider the effect of the warrants issued in connection with the Initial Public Offering and the Private Placement to purchase an aggregate of 6,366,666 shares of common stock since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the three and nine months ended September 30, 2021.

The following table reflects the calculation of basic and diluted net income (loss) per common share with net income (loss) allocated pro rata between the two classes of common shares as follows:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021		For the Period from August 11 (Inception) to September 30, 2020

	Class A	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$479,385	$65,102	$(420,345)	$(87,867)	$(2,065)
Denominator:
Basic and diluted weighted average common shares outstanding	27,600,000	3,066,666	26,184,615	3,046,153
Basic and diluted net income (loss) per common share	$0.04	$0.04	$(0.04)	$(0.04)	$—

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. This ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying unaudited condensed consolidated financial statements.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Shares of conditionally redeemable Class A common stock (including Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. Prior to consummation of the Business Combination, the Company’s Public Shares featured certain redemption rights that were considered to be outside of the Company’s control. Accordingly, at December 31, 2020, 11,500,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Effective with the closing of the Initial Public Offering, the Company recognized the accretion from the initial carrying value of the Public Shares to the redemption amount, which resulted in charges to additional paid-in capital (to the extent available) and accumulated deficit.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Merger Sub, at September 30, 2021. Merger Sub had no assets or liabilities as of September 30, 2021. All significant inter-company transactions and balances have been eliminated in consolidation.

Investments Held in the Trust Account

Investments Held in the Trust Account

At all times prior to the consummation of the Business Combination, the Company’s portfolio of investments held in the Trust Account was comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account were comprised of U.S. government securities, the investments were classified as trading securities. When the Company’s investments held in the Trust Account were comprised of money market funds, the investments were carried at fair value. Trading securities and investments in money market funds are presented on the condensed consolidated balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in Trust Account in the accompanying unaudited condensed consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of September 30, 2021 and December 31, 2020, the carrying values of cash, accounts payable, accrued expenses and franchise tax payable approximate their fair values due to the short-term nature of the instruments. The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in money market funds that comprise only U.S. treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets.

The fair value of Public Warrants and Private Placement Warrants at December 31, 2020 was determined using a Monte Carlo simulation, and at September 30, 2021 was determined by reference to the quoted price of the Public Warrants on the Nasdaq Stock Market.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of September 30, 2021 and December 31, 2020, 11,500,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets.

Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value of conditionally redeemable Class A common stock (see Note 7). This change in the carrying value of redeemable shares of Class A common stock resulted in charges to additional paid-in capital and accumulated deficit.

Revision to Previously Reported Financial Statements

Restatement of Previously Issued Financial Statements

In light of recent comment letters issued by the SEC, the management of the Company has re-evaluated the Company’s application of ASC 480-10-S99-3A to its accounting classification of the Public Shares issued as part of the units sold in the Initial Public Offering that, prior to consummation of the Business Combination, were subject to redemption provisions. Historically, a portion of the Public Shares was classified as permanent equity to maintain stockholders’ equity greater than $5 million on the basis that the Company would not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001, as described in the Company’s amended and restated certificate of incorporation as it existed prior to consummation of the Business Combination (the “Motion Charter”). Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Pursuant to such re-evaluation, the Company’s management has revised this interpretation to include temporary equity in net tangible assets and determined that the Public Shares include certain provisions that require classification of all of the Public Shares as temporary equity. In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company has changed its earnings per share methodology to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present all Class A common stock subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of March 31, 2021 (unaudited)
Total assets	$115,725,964	—	$115,725,964
Total liabilities	$10,894,008	—	$10,894,008
Class A common stock subject to possible redemption	99,831,950	15,168,050	115,000,000
Preferred stock	—	—	—
Class A common stock	152	(152)	—
Class B common stock	288	—	288
Additional paid-in capital	7,233,231	(7,233,231)	—
Accumulated deficit	(2,233,665)	(7,934,667)	(10,168,332)
Total stockholders’ equity (deficit)	$5,000,006	$(15,168,050)	$(10,168,044)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,725,964	$—	$115,725,964

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021:

Three Months Ended March 31, 2021 (Unaudited)

	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$1,989,870	$(1,989,870)	$—

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021:

	As Previously Reported	Adjustments	As Restated
Balance sheet as of June 30, 2021 (unaudited)
Total assets	$115,464,516	—	$115,464,516
Total liabilities	$13,675,127	—	$13,675,127
Class A common stock subject to possible redemption	96,789,380	18,210,620	115,000,000
Preferred stock	—	—	—
Class A common stock	182	(182)	—
Class B common stock	288	—	288
Additional paid-in capital	10,275,771	(10,275,771)	—
Accumulated deficit	(5,276,232)	(7,934,667)	(13,210,899)
Total stockholders’ equity (deficit)	$5,000,009	$(18,210,620)	$(13,210,611)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$115,464,516	$—	$115,464,516

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021:

Six Months ended June 30, 2021 (Unaudited)

	As Previously Reported	Adjustments	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A common stock subject to possible redemption	$(1,052,700)	$1,052,700	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted net income (loss) per common share is presented below for the Affected Periods:

	Net Income Per Share
	As Reported	Adjustment	As Restated
Three Months Ended March 31, 2021 (Unaudited)
Net income	$1,989,868	$—	$1,989,868
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net income per share – Class A common stock	$0.00	$0.14	$0.14
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net income per share – Class B common stock	$0.69	$(0.55)	$0.14
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Three Months Ended June 30, 2021 (Unaudited)
Net loss	$(3,042,567)	$—	$(3,042,567)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.21)	$(0.21)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(1.06)	$0.85	$(0.21)
	Net Loss Per Share
	As Reported	Adjustment	As Restated
Six Months Ended June 30, 2021 (Unaudited)
Net loss	$(1,052,699)	$—	$(1,052,699)
Weighted average shares outstanding – Class A common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share – Class A common stock	$0.00	$(0.07)	$(0.07)
Weighted average shares outstanding – Class B common stock	2,875,000	—	2,875,000
Basic and diluted net loss per share – Class B common stock	$(0.37)	$0.30	$(0.07)

Ambulnz, Inc. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

We have prepared the accompanying financial data as of September 30, 2021, the interim results for the quarter and nine months ended September 30, 2021 are not necessarily indicative of results for the full 2021 calendar year or any other future interim periods, without audit, pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. The December 31, 2020 Consolidated Balance Sheet was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States. However, we believe that the disclosures are adequate to make the information presented not misleading. These Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements and the notes thereto included in the form S-4. Noncontrolling interests (“NCI”) on the consolidated statements of financial condition represents the portion of consolidated joint ventures and a variable interest entity in which the Company does not have direct equity ownership. Accounts and transactions between consolidated entities have been eliminated.

Basis of Presentation

The Company’s financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Use of Estimates

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in its financial statements and the reported amounts of expenses during the reporting period. The most significant estimates in the Company’s financial statements relate to revenue recognition related to the allowance for doubtful accounts, stock options and stock based compensation, calculations related to the incremental borrowing rate for the Company’s lease agreements, estimates related to ongoing lease terms, software development costs, impairment of long-lived assets, goodwill and indefinite-lived intangible assets, business combinations, reserve for losses within the company’s insurance deductible, income taxes, and deferred income tax. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources.

Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and the disclosure of contingent assets and liabilities in its financial statements and the reported amounts of expenses during the reporting period. The most significant estimates in the Company’s financial statements relate to revenue recognition related to the allowance for doubtful accounts, stock options and stock-based compensation, calculations related to the incremental borrowing rate for the Company’s lease agreements, estimates related to ongoing lease terms, software development costs, impairment of long-lived assets, goodwill and indefinite-live intangible assets, business combinations, income taxes, and deferred income tax. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources.

Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less. The Company maintains its cash and cash equivalents with financial institutions in the United States. The accounts at financial institutions in the United States are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are in excess of FDIC limits. The Company had cash balances of approximately $913,464 and $288,593 with foreign financial institutions at September 30, 2021 and December 31, 2020, respectively.

Cash and Cash Equivalents

Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less. The Company maintains its cash and cash equivalents with financial institutions in the United States. The accounts at financial institutions in the United States are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are in excess of FDIC limits. The Company had cash balances of approximately $323,000 and $221,000 with foreign financial institutions at December 31, 2020 and 2019, respectively.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

The Company is potentially subject to concentration of credit risk with respect to its cash, cash equivalents and restricted cash, which the Company attempts to minimize by maintaining cash, cash equivalents and restricted cash with institutions of sound financial quality. At times, cash balances may exceed limits federally insured by the Federal Deposit Insurance Corporation (“FDIC”). The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the funds are held. The Company has no financial instruments with off-balance sheet risk of loss.

Concentration of Credit Risk and Off-Balance Sheet Risk

The Company is potentially subject to concentration of credit risk with respect to its cash, cash equivalents and restricted cash, which the Company attempts to minimize by maintaining cash, cash equivalents and restricted cash with institutions of sound financial quality. At times, cash balances may exceed limits federally insured by the Federal Deposit Insurance Corporation. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the funds are held. The Company has no financial instruments with off-balance sheet risk of loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.

Level 3: Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2021 and December 31, 2020. For certain financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable and accrued expenses, and due to seller, the carrying amounts approximate their fair values as it is short term in nature. The notes payable are presented at their carrying value, which based on borrowing rates currently available to the Company for loans with similar terms, approximates its fair values.

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1:	Quoted prices in active markets for identical assets or liabilities.
Level 2:	Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3:

Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the years ended December 31, 2020 and 2019. For certain financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable and accrued expenses, and due to seller, the carrying amounts approximate their fair values as it is short term in nature. The notes payable are presented at their carrying value, which based on borrowing rates currently available to the Company for loans with similar terms, approximates its fair values.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or its tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or its tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Loss per Share

Loss per Share

Net loss per share represents the net loss attributable to stockholders divided by the weighted-average number of shares outstanding during the period on an as-converted to common share basis. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock of the Company during the reporting periods. Potential dilutive common stock equivalents consist of the incremental common shares issuable upon exercise of warrants and the incremental shares issuable upon conversion of stock options. In reporting periods in which the Company has a net loss, the effect of these are considered anti-dilutive and excluded from the diluted earnings per share calculation. At September 30, 2020, the Company excluded from its calculation 38,294 shares because their inclusion would have been anti-dilutive.

Loss per Share

Net loss per share represents the net loss attributable to stockholders divided by the weighted average number of shares outstanding during the period on an as-converted to common share basis. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock of the Company during the reporting periods. Potential dilutive common stock equivalents consist of the incremental common shares issuable upon exercise of warrants and the incremental shares issuable upon conversion of stock options. In reporting periods in which the Company has a net loss, the effect of these are considered anti-dilutive and excluded from the diluted earnings per share calculation. The number of shares excluded from the calculation was 38,369 and 8,728 as of December 31, 2020 and 2019, respectively, because their inclusion would have been anti-dilutive.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (ASC 842), which requires lessees to record most lease obligations on their balance sheet by recognizing a lessee’s rights and obligations, while expenses will continue to be recognized over the life of the lease.

As of January 1, 2019, the Company adopted ASU 2016-02 and additional ASUs issued to clarify and update the guidance in ASU 2016-02 (collectively, the “new leases standard”), which modifies lease accounting for lessees to increase transparency and comparability by recording lease assets and liabilities for operating leases and disclosing key information about leasing arrangements. The Company adopted the new leases standard utilizing the modified retrospective transition method, under which amounts in prior periods presented were not restated. Upon adoption, the Company recorded $14,112,316 of right-of-use (“ROU”) assets and $14,295,660 of lease liabilities on its Condensed Consolidated Balance Sheet. The new standard provides several optional practical expedients in transition. The Company elected the ‘package of practical expedients,’ which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs.

The new standard also provides practical expedients for an entity’s ongoing accounting. The Company currently has elected the short-term lease recognition exemption for all leases that qualify. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in separate lease and non-lease components for all our leases.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (ASC 230), Classification of Certain Cash Receipts and Cash Payments. These amendments provide cash flow statement classification guidance for: (1) Debt Prepayment or Debt Extinguishment Costs, (2) Settlement of Zero-Coupon Debt Instruments or Other Debt Instruments with Coupon Interest Rates That Are Insignificant in Relation to the Effective Interest Rate of the Borrowing, (3) Contingent Consideration Payments Made after a Business Combination, (4) Proceeds from the Settlement of Insurance Claims, (5) Proceeds from the Settlement of Corporate-Owned Life Insurance Policies, including Bank-Owned Life Insurance Policies, (6) Distributions Received from Equity Method Investees, (7) Beneficial Interests in Securitization Transactions, and (8) Separately Identifiable Cash Flows and Application of the Predominance Principle. The Company adopted the amendment as of January 1, 2019. Adoption of the guidance did not have a material impact on the Company’s consolidated statements of cash flows.

In June 2018, the FASB issued ASU 2018-07, which simplifies the accounting for nonemployee share-based payment transactions. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The Company adopted ASU 2018-07 as of January 1, 2019, and there was no accounting impact related to the adoption.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (ASC 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The guidance eliminates, adds, and modifies certain disclosure requirements for fair value measurements. The Company adopted the amendment as of January 1, 2019. Adoption of the guidance did not have a material impact on the Company’s consolidated financial statements and disclosures.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (ASC 350): Simplifying the Test for Goodwill Impairment. The new guidance simplifies the accounting for goodwill impairment by eliminating Step 2 of the goodwill impairment test. Under the new standard, goodwill impairment is recognized based on Step 1 of the current guidance, which calculates the carrying value in excess of the reporting unit’s fair value. The new standard is effective beginning in January 2020, with early adoption permitted. The Company adopted the standard on its required effective date beginning January 1, 2020, and the guidance was applied on a prospective basis and is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The adoption of the new guidance did not have a material impact on the accompanying consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The accompanying Condensed Consolidated Financial statements include the accounts of Ambulnz and its subsidiaries. All significant intercompany transactions and balances have been eliminated in these Condensed Consolidated Financial Statements.

The Company holds a variable interest which contracts with physicians and other health professionals in order to provide services to the Company. MD1 Medical Care P.C. (“MD1”) is considered a variable interest entity (“VIE”) since it does not have sufficient equity to finance its activities without additional subordinated financial support. An enterprise having a controlling financial interest in a VIE must consolidate the VIE if it has both power and benefits — that is, it has (1) the power to direct the activities of a VIE that most significantly impacts the VIE’s economic performance (power) and (2) the obligation to absorb losses of the VIE that potentially could be significant to the VIE or the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). The Company has the power and rights to control all activities of MD1 and funds and absorbs all losses of the VIE and appropriately consolidates Ambulnz, Inc. and Subsidiaries.

Total revenue for the three and nine months period for the VIE amounted to $337,654 at September 30, 2021. Net loss for the three and nine months period for the VIE was $321,079 at September 30, 2021. The VIE’s total assets, all of which were current, was $220,081 at September 30, 2021. Total liabilities, all of which were current for the VIE, was $189,167 at September 30, 2021. The VIE’s total stockholders’ equity was $30,914 at September 30, 2021.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Ambulnz and its subsidiaries. All significant intercompany transactions and balances have been eliminated in these consolidated financial statements.

Foreign Currency

Foreign Currency

The Company’s functional currency is the U.S. dollar. The functional currency of our foreign operation is the respective local currency. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date, except for equity accounts which are translated at historical rates. The consolidated statements of operations are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is not material to the financial statements.

Foreign Currency

The Company’s functional currency is the U.S. dollar. The functional currency of our foreign operation is the respective local currency. Assets and liabilities of foreign operations denominated in local currencies are translated at the spot rate in effect at the applicable reporting date, except for equity accounts which are translated at historical rates. The consolidated statements of operations are translated at the weighted average rate of exchange during the applicable period. The resulting unrealized cumulative translation adjustment is not material to the financial statements.

Restricted Cash

Restricted Cash

Cash and cash equivalents subject to contractual restrictions and not readily available are classified as restricted cash in the consolidated balance sheets. Restricted cash is classified as either a current or non-current asset depending on the restriction period. The Company is required to pledge or otherwise restrict a portion of cash and cash equivalents as collateral for the line of credit, transportation equipment leases and a standby letter of credit as required by its insurance carrier (see Notes 8 and 13).

Restricted Cash

Cash and cash equivalents subject to contractual restrictions and not readily available are classified as restricted cash in the consolidated balance sheets. Restricted cash is classified as either a current or non-current asset depending on the restriction period. The Company is required to pledge or otherwise restrict a portion of cash and cash equivalents as collateral for the line of credit, transportation equipment leases and a standby letter of credit as required by its insurance carrier (see Notes 8 and 13).

Accounts Receivable

Accounts Receivable

The Company contracts with hospitals, healthcare facilities, businesses, State and local Government entities, and insurance providers to transport patients and to provide Mobile Health services at specified rates. Accounts receivable consist of billings for transportation and healthcare services provided to patients. The billings will either be paid or settled on the patient’s behalf by health insurance providers, managed care organizations, treatment facilities, government sponsored programs, businesses or patients directly. Accounts receivable are net of insurance provider contractual allowances which are estimated at the time of billing based on contractual terms or other arrangements. Accounts receivable are periodically evaluated for collectability based on past credit history with payors and their current financial condition. Changes in the estimated collectability of account receivable are recorded in the results of operations for the period in which the estimate is revised. Accounts receivable deemed uncollectible are offset against the allowance for uncollectible accounts. The Company generally does not require collateral for accounts receivables.

Accounts Receivable

The Company contracts with hospitals, healthcare facilities, businesses, State and local Government entities, and insurance providers to transport patients and to provide Mobile Health services at specified rates. Accounts receivable consist of billings for transportation and healthcare services provided to patients. The billings will either be paid or settled on the patient’s behalf by health insurance providers, managed care organizations, treatment facilities, government sponsored programs, businesses or patients directly. Accounts receivable are net of insurance provider contractual allowances which are estimated at the time of billing based on contractual terms or other arrangements. Accounts receivable are periodically evaluated for collectability based on past credit history with payors and their current financial condition. Changes in the estimated collectability of account receivable are recorded in the results of operations for the period in which the estimate is revised. Accounts receivable deemed uncollectible are offset against the allowance for uncollectible accounts. The Company generally does not require collateral for accounts receivables.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. When an item is sold or retired, the costs and related accumulated depreciation or amortization are eliminated, and the resulting gain or loss, if any, is recorded in operating expenses in the consolidated statement of operations. The Company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the respective assets. A summary of estimated useful lives is as follows:

Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5-8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. When an item is sold or retired, the costs and related accumulated depreciation or amortization are eliminated, and the resulting gain or loss, if any, is recorded in operating expenses in the consolidated statement of operations. The Company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the respective assets. A summary of estimated useful lives is as follows:

Asset Category	Estimated Useful Lives
Buildings	39 years
Office equipment and furniture	3 years
Vehicles	5 – 8 years
Medical equipment	5 years
Leasehold improvements	Shorter of useful life of asset or lease term

Expenditures for repairs and maintenance are charged to expense as incurred. Expenditures that improve an asset or extend its estimated useful life are capitalized.

Software Development Costs

Software Development Costs

Costs incurred during the preliminary project stage, maintenance costs and routine updates and enhancements of products are charged to expense as incurred. The Company capitalizes software development costs intended for internal use in accordance with ASC 350-40, Internal-Use Software. Costs incurred in developing the application of its software and costs incurred to upgrade or enhance product functionalities are capitalized when it is probable that the expenses would result in future economic benefits to the Company and the functionalities and enhancements are used for their intended purpose. Capitalized software costs are amortized over its useful life.

Estimated useful lives of software development activities are reviewed annually or whenever events or changes in circumstances indicate that intangible assets may be impaired and adjusted as appropriate to reflect upcoming development activities that may include significant upgrades or enhancements to the existing functionality.

Software Development Costs

Costs incurred during the preliminary project stage, maintenance costs and routine updates and enhancements of products are charged to expense as incurred. The Company capitalizes software development costs intended for internal use in accordance with ASC 350-40, Internal-Use Software. Costs incurred in developing the application of its software and costs incurred to upgrade or enhance product functionalities are capitalized when it is probable that the expenses would result in future economic benefits to the Company and the functionalities and enhancements are used for their intended purpose. Capitalized software costs are amortized over its useful life.

Estimated useful lives of software development activities are reviewed annually or whenever events or changes in circumstances indicate that intangible assets may be impaired and adjusted as appropriate to reflect upcoming development activities that may include significant upgrades or enhancements to the existing functionality.

Business Combinations

Business Combinations

The Company accounts for its business combinations under the provisions of ASC 805-10, Business Combinations (“ASC 805-10”), which requires that the purchase method of accounting be used for all business combinations. Assets acquired and liabilities assumed, including NCI, are recorded at the date of acquisition at their respective fair values. ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date and any changes in fair value after the acquisition date are accounted for as measurement-period adjustments. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value are recognized in earnings. For transactions that are business combinations, the Company evaluates the existence of goodwill or a gain from a bargain purchase. The Company capitalizes acquisition-related costs and fees associated with asset acquisitions and immediately expenses acquisition-related costs and fees associated with business combinations.

The estimated fair value of net assets to be acquired, including the allocation of the fair value to identifiable assets and liabilities, is determined using established valuation techniques. Management uses assumptions on the basis of historical knowledge of the business and projected financial information of the target. These assumptions may vary based on future events, perceptions of different market participants and other factors outside the control of management, and such variations may be significant to estimated values.

Business Combinations

The Company accounts for its business combinations under the provisions of ASC 805-10, Business Combinations (“ASC 805-10”), which requires that the purchase method of accounting be used for all business combinations. Assets acquired and liabilities assumed, including non-controlling interests, are recorded at the date of acquisition at their respective fair values. ASC 805-10 also specifies criteria that intangible assets acquired in a business combination must meet to be recognized and reported apart from goodwill.

Goodwill represents the excess purchase price over the fair value of the tangible net assets and intangible assets acquired in a business combination. If the business combination provides for contingent consideration, the Company records the contingent consideration at fair value at the acquisition date and any changes in fair value after the acquisition date are accounted for as measurement-period adjustments. Changes in fair value of contingent consideration resulting from events after the acquisition date, such as earn-outs, are recognized as follows: 1) if the contingent consideration is classified as equity, the contingent consideration is not re-measured and its subsequent settlement is accounted for within equity, or 2) if the contingent consideration is classified as a liability, the changes in fair value are recognized in earnings. For transactions that are business combinations, the Company evaluates the existence of goodwill or a gain from a bargain purchase. The Company capitalizes acquisition-related costs and fees associated with asset acquisitions and immediately expenses acquisition-related costs and fees associated with business combinations.

The estimated fair value of net assets to be acquired, including the allocation of the fair value to identifiable assets and liabilities, is determined using established valuation techniques. Management uses assumptions on the basis of historical knowledge of the business and projected financial information of the target. These assumptions may vary based on future events, perceptions of different market participants and other factors outside the control of Management, and such variations may be significant to estimated values.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates the recoverability of the recorded amount of long-lived assets, primarily property and equipment and finite-lived intangible assets, whenever events or changes in circumstance indicate that the recorded amount of an asset may not be fully recoverable. An impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. If an asset is determined to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. Assets targeted for disposal are reported at the lower of the carrying amount or fair value less cost to sell. For the periods ending September 30, 2021 and December 2020, management determined that there was no impairment loss required to be recognized for the carrying value of long-lived assets.

Impairment of Long-Lived Assets

The Company evaluates the recoverability of the recorded amount of long-lived assets, primarily property and equipment and finite-lived intangible assets, whenever events or changes in circumstance indicate that the recorded amount of an asset may not be fully recoverable. An impairment is assessed when the undiscounted expected future cash flows derived from an asset are less than its carrying amount. If an asset is determined to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. Assets targeted for disposal are reported at the lower of the carrying amount or fair value less cost to sell. For the years ended December 31, 2020 and 2019, management determined that there was no impairment loss required to be recognized for the carrying value of long-lived assets.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

Goodwill represents the excess of the purchase price of an acquired business over the fair value of amounts assigned to assets acquired and liabilities assumed. Goodwill and indefinite-lived intangible assets, consisting primarily of operating licenses, are not amortized, but are evaluated for impairment on an annual basis, or on an interim basis when events or changes in circumstances indicate that the carrying value may not be recoverable. In assessing the recoverability of goodwill and indefinite-lived intangible assets, the Company makes assumptions regarding the estimated future cash flows, including forecasted revenue growth, projected gross margin and the discount rate to determine the fair value of these assets. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges against these assets in the reporting period in which the impairment is determined.

The Company tests goodwill for impairment at the reporting unit level, which is one level below the operating segment. The Company has the option of performing a qualitative assessment to determine whether further impairment testing is necessary before performing the one-step quantitative assessment. If as a result of the qualitative assessment, it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test will be required. Otherwise, no further testing will be required. If a quantitative impairment test is performed, the Company compares the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. Estimating the fair value of the reporting units requires significant judgment by management. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, goodwill impairment is recognized.

Any excess in carrying value over the estimated fair value is recorded as impairment loss and charged to the results of operations in the period such determination is made. For the periods ended September 30, 2021 and 2020, management determined that there was no impairment loss required to be recognized in the carrying value of goodwill or other intangible assets. The Company selected December 31 as its annual testing date.

Goodwill and Indefinite Lived Intangible Assets

Goodwill represents the excess of the purchase price of an acquired business over the fair value of amounts assigned to assets acquired and liabilities assumed. Goodwill and indefinite-lived intangible assets, consisting primarily of operating licenses, are not amortized, but are evaluated for impairment on an annual basis, or on an interim basis when events or changes in circumstances indicate that the carrying value may not be recoverable. In assessing the recoverability of goodwill and indefinite-lived intangible assets, the Company makes assumptions regarding the estimated future cash flows, including forecasted revenue growth, projected gross margin and the discount rate to determine the fair value of these assets. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges against these assets in the reporting period in which the impairment is determined.

The Company tests goodwill for impairment at the reporting unit level, which is one level below the operating segment. The Company has the option of performing a qualitative assessment to determine whether further impairment testing is necessary before performing the one-step quantitative assessment. If as a result of the qualitative assessment, it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test will be required. Otherwise, no further testing will be required. If a quantitative impairment test is performed, the Company compares the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. Estimating the fair value of the reporting units requires significant judgment by management. If the carrying amount of a reporting unit exceeds the fair value of the reporting unit, goodwill impairment is recognized.

Any excess in carrying value over the estimated fair value is recorded as impairment loss and charged to the results of operations in the period such determination is made. For the years ended December 31, 2020 and 2019, management determined that there was no impairment loss required to be recognized in the carrying value of goodwill or other intangible assets. The Company selected December 31 as its annual testing date.

Derivative Financial Instruments

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates its financial instruments to determine if such instruments contain features that qualify as embedded derivatives.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates its financial instruments to determine if such instruments contain features that qualify as embedded derivatives.

Related Party Transactions

Related Party Transactions

The Company defines related parties as affiliates of the company, entities for which investments are accounted for by the equity method, trusts for the benefit of employees, principal owners (beneficial owners of more than 10% of the voting interest), management, and members of immediate families of principal owners or management, other parties with which the company may deal with if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Related party transactions are recorded within operating expenses in the Company’s statement of operations. For details regarding the related party transactions that occurred during the periods ended September 30, 2021 and September 30, 2020, refer to Note 15.

Related Party Transactions

The Company defines related parties as affiliates of the company, entities for which investments are accounted for by the equity method, trusts for the benefit of employees, principal owners (beneficial owners of more than 10% of the voting interest), management, and members of immediate families of principal owners or management, other parties with which the company may deal with if one party controls or can significantly influence management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Related party transactions are recorded within operating expenses in the Company’s statement of operations. For details regarding the related party transactions that occurred during the years ended December 31, 2020 and 2019, refer to Note 15.

Revenue Recognition

Revenue Recognition

On January 1, 2019, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (“ASC 606”), as amended.

To determine revenue recognition for contractual arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (1) identify each contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when (or as) the relevant performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services the Company provides to the customer.

The Company generates revenues from the provision of (1) ambulance and medical transportation services (“Transportation Services”) and (2) Mobile Health services. The customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations immediately. The Company has utilized the “right to invoice” expedient which allows an entity to recognize revenue in the amount of consideration to which the entity has the right to invoice when the amount that the Company has the right to invoice corresponds directly to the value transferred to the customer. Revenues are recorded net of an estimated contractual allowances for claims subject to contracts with responsible paying entities. The Company estimates contractual allowances at the time of billing based on contractual terms, historical collections, or other arrangements. All transaction prices are fixed and determinable which includes a fixed base rate, fixed milage rate and an evaluation of historical collections by each payer.

Nature of Our Services

Revenue is primarily derived from:

i.       Transportation Services: These services encompass both emergency response and non-emergency transport services. Non-emergency transport services include ambulance transports and wheelchair transports. Net revenue from transportation services is derived from the transportation of patients based on billings to third party payors and healthcare facilities.

ii.      Mobile Health Services: These services include services performed at home and offices, COVID-19 testing, and event services which include on-site healthcare support at sporting events and concerts.

The Company concluded that Transportation Services and any related support activities are a single performance obligation under ASC 606. The transaction price is determined by the fixed rate usage-based fees or fixed fees which are agreed upon in the Company’s executed contracts. For Mobile Health, the performance of the services and any related support activities are a single performance obligation under ASC 606. Mobile Health services are typically billed based on a fixed rate (i.e., time and materials separately or combined) fee structure taking into consideration staff and materials utilized.

As the performance associated with such services is known and quantifiable at the end of a period in which the services occurred (i.e., monthly or quarterly), revenues are typically recognized in the respective period performed. The typical billing cycle for Transportation Services and Mobile Health services is same day to 5 days with payments generally due within 30 days. For Transportation Services, the Company estimates the amount of revenues unbilled at month end and recognizes such amounts as revenue, based on available data and customer history. The Company’s Transportation Services and Mobile Health services each represent a single performance obligation. Therefore, allocation is not necessary as the transaction price (fees) for the services provided is standard and explicitly stated in the contractual fee schedule and/or invoice. The Company monitors and evaluate all contracts on a case-by-case basis to determine if multiple performance obligations are present in a contractual arrangement.

For Transportation Services, the customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations at the same time. For Transportation Services, where the customer pays fixed rate usage-based fees, the actual usage in the period represents the best measure of progress. Generally, for Mobile Health services, the customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations at the same time. For certain Mobile Health services that have a fixed fee arrangement, and the services are provided over time, revenue is recognized over time as the services are provided to the customer.

In the following table, revenue is disaggregated by as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Primary Geographical Markets
United States	$83,286,509	$25,345,926	$190,595,217	$58,916,146
United Kingdom	2,552,479	1,590,687	6,799,162	3,934,287
Total revenue	$85,838,988	$26,936,613	$197,394,379	$62,850,433

Major Segments/Service Lines
Core Transportation Services	$17,916,162	$15,242,251	$65,657,141	$47,577,542
Mobile Health	67,922,826	11,694,362	131,737,238	15,272,891
Total revenue	$85,838,988	$26,936,613	$197,394,379	$62,850,433

Revenue Recognition

On January 1, 2019, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (ASC 606), as amended.

To determine revenue recognition for contractual arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (1) identify each contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when (or as) the relevant performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services the Company provides to the customer.

The Company generates revenues from the provision of (1) ambulance and medical transportation services (“Transportation Services”) and (2) Mobile Health services. The customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations immediately. The Company has utilized the “right to invoice” expedient which allows an entity to recognize revenue in the amount of consideration to which the entity has the right to invoice when the amount that the Company has the right to invoice corresponds directly to the value transferred to the customer.

Mobile Health revenues are recorded based on contracted rates with customers for healthcare services provided. Contracted rates are based on items such as rates per hour for providers performing the service, on call special event services, and in some cases a rate per procedure.

Transportation revenues are recorded at the time services are performed based on contractual terms with insurance companies, hospitals, skilled nursing facilities and governmental agencies (Medicare/Medicaid). For services that are not performed under the terms of a contract, the Company records revenue based on the type of transport, geographical location and mileage, net of adjustments based on historical collection for specific transport types and payer types such as insurance companies, facilities and private pay.

All transaction prices are fixed and determinable which includes a fixed base rate, fixed mileage rate and an evaluation of historical collections by each payer.

Nature of Our Services

Revenue is primarily derived from:

i.       Transportation Services:    These services encompass both emergency response and non-emergency transport services. Non-emergency transport services include ambulance transports and wheelchair transports Net revenue from transportation services is derived from the transportation of patients based on billings to third party payors and healthcare facilities.

ii.      Mobile Health Services:    These services include services performed at home and offices, COVID-19 testing, and event services which include on-site healthcare support at sporting events and concerts.

The Company concluded that Transportation Services and any related support activities are a single performance obligation under ASC 606. The transaction price is determined by the fixed rate usage-based fees or fixed fees which are agreed upon in the Company’s executed contracts. For Mobile Health, the performance of the services and any related support activities are a single performance obligation under ASC 606. Mobile Health services are typically billed based on a fixed rate (i.e., time and materials separately or combined) fee structure taking into consideration staff and materials utilized.

As the performance associated with such services is known and quantifiable at the end of a period in which the services occurred (i.e., monthly or quarterly), revenues are typically recognized in the respective period performed. The typical billing cycle for Transportation Services and Mobile Health services is same day to 5 days with payments due generally within 30 days. For Transportation Services, the Company estimates the amount of revenues unbilled at month end and recognizes such amounts as revenue, based on available data and customer history. The Company’s Transportation Services and Mobile Health services each represent a single performance obligation. Therefore, allocation is not necessary as the transaction price (fees) for the services provided is standard and explicitly stated in the contractual fee schedule and/or invoice. The Company monitors and evaluate all contracts on a case-by-case basis to determine if multiple performance obligations are present in a contractual arrangement.

For Transportation Services, the customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations at the same time. For Transportation Services, where the customer pays fixed rate usage-based fees, the actual usage in the period represents the best measure of progress. Generally, for Mobile Health services, the customer simultaneously receives and consumes the benefits provided by the Company as the performance obligations are fulfilled, therefore the Company satisfies performance obligations at the same time. For certain Mobile Health services that have a fixed fee arrangement, and the services are provided over time, revenue is recognized over time as the services are provided to the customer.

Disaggregation of revenue

In the following table, revenue is disaggregated by as follows:

	For the Years Ended December 31,
	2020	2019
Primary Geographical Markets
United States	$88,362,445	$45,931,306
United Kingdom	5,728,213	2,367,806
Total revenue	$94,090,658	$48,299,112

Major Segments/Service Lines
Transportation Services	$63,188,855	$46,424,896
Mobile Health	30,901,803	1,874,216
Total revenue	$94,090,658	$48,299,112

Stock Based Compensation

Stock Based Compensation

The Company expenses stock based compensation over the requisite service period based on the estimated grant-date fair value of the awards. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model, and the assumptions used in calculating the fair value of stock based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. One of these assumptions include the expected volatility of the Company’s stock price. Developing this assumption requires the use of judgment. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The Company accounts for forfeitures as they occur. All stock based compensation costs are recorded in operating expenses in the consolidated statements of operations.

Stock-Based Compensation

The Company expenses stock-based compensation over the requisite service period based on the estimated grant-date fair value of the awards. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model, and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. One of these assumptions include the expected volatility of the Company’s stock price. Developing this assumption requires the use of judgment. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies. The Company accounts for forfeitures as they occur. All stock-based compensation costs are recorded in operating expenses in the consolidated statements of operations.

Leases

Leases

The Company categorizes leases at its inception as either operating or finance leases based on the criteria in ASC 842, Leases. The Company adopted FASB ASC 842, Leases, (“ASC 842”) on January 1, 2019, using the modified retrospective approach, and has established a Right-of-Use (“ROU”) Asset and a current and non-current Lease Liability for each lease arrangement identified. The lease liability is recorded at the present value of future lease payments discounted using the discount rate that approximates the Company’s incremental borrowing rate for the lease established at the commencement date, and the ROU asset is measured as the lease liability plus any initial direct costs, less any lease incentives received before commencement. The Company recognizes a single lease cost, so that the remaining cost of the lease is allocated over the remaining lease term on a straight-line basis.

The Company has lease arrangements for vehicles, equipment and facilities. These leases typically have original terms not exceeding 10 years and, in some cases contain multi-year renewal options, none of which are reasonably certain of exercise. The Company’s lease arrangements may contain both lease and non-lease components. The Company has elected to combine and account for lease and non-lease components as a single lease component. The Company has incorporated residual value obligations in leases for which there is such occurrences. Regarding short-term leases, ASC 842-10-25-2 permits and entity to make a policy election not to apply the recognition requirements of ASC 842 to Short-term leases. The Company has elected not to apply the ASC 842 recognition criteria to any leases that qualify as Short-Term Leases.

Leases

The Company categorizes leases at its inception as either operating or finance leases based on the criteria in ASC 842, Leases. The Company adopted FASB ASC 842, Leases, (“ASC 842”) on January 1, 2019, using the modified retrospective approach, and has established a Right-of-Use (“ROU”) Asset and a current and non-current Lease Liability for each lease arrangement identified. The lease liability is recorded at the present value of future lease payments discounted using the discount rate that approximates the Company’s incremental borrowing rate for the lease established at the commencement date, and the ROU asset is measured as the lease liability plus any initial direct costs, less any lease incentives received before commencement. The Company recognizes a single lease cost, so that the remaining cost of the lease is allocated over the remaining lease term on a straight-line basis.

The Company has lease arrangements for vehicles, equipment and facilities. These leases typically have original terms not exceeding 10 years and, in some cases contain multi-year renewal options, none of which are reasonably certain of exercise. The Company’s lease arrangements may contain both lease and non-lease components. The Company has elected to combine and account for lease and non-lease components as a single lease component. The Company has incorporated residual value obligations in leases for which there is such occurrences. Regarding short-term leases, ASC 842-10-25-2 permits and entity to make a policy election not to apply the recognition requirements of ASC 842 to Short-term leases. The Company has elected not to apply the ASC 842 recognition criteria to any leases that qualify as Short-Term Leases.

Advertising Costs

Advertising Costs

Advertising costs are expensed during the period in which it is incurred and amounted to approximately $740,234 and $1,125,799 for the years ended December 31, 2020 and 2019, respectively.

Recently Issued Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

In January 2020, the FASB issued ASU 2020-01- Investments-Equity Securities (“ASC 321”), Investments-Equity Method and Joint Ventures (“ASC 323”), and Derivatives and Hedging (“ASC 815”)-Clarifying the Interactions between ASC 321, ASC 323, and ASC 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of the accounting for certain equity securities, equity method investments, and certain forward contracts and purchased options. The guidance clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying measurement principles for certain equity securities immediately before applying or discontinuing the equity method. The Company expects to adopt this guidance in 2021 using a prospective method. The assessment of the adoption of this ASU is in process and is not expected to have a material impact on the Company’s Condensed Consolidated Financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (“ASC 740”): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which modifies ASC 740 to reduce complexity while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 is effective for the Company for interim and annual reporting periods beginning after December 15, 2021. The Company is currently assessing the impact of ASU 2019-12, but it is not expected to have a material impact on the Company’s Condensed Consolidated Financial statement.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (“ASC 326”): Measurement of Credit Losses on Financial Instruments, that changes the impairment model for most financial assets and certain other instruments. For receivables, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowance for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to current practice, except the losses will be recognized as allowances instead of reductions in the amortized cost of the securities. In addition, an entity will have to disclose significantly more information about allowances, credit quality indicators and past due securities. The new standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and will be applied as a cumulative-effect adjustment to retained earnings. The Company is currently evaluating the impact of the pending adoption of the new standard on its Condensed Consolidated Financial statements and intends to adopt the standard on January 1, 2023.

In May 2021, the FASB issued ASU 2021-04, Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options. The ASU addresses the previous lack of specific guidance in the accounting standards codification related to modifications or exchanges of freestanding equity-classified written call options (such as warrants) by specifying the accounting for various modification scenarios. The ASU is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted for any periods after issuance to be applied as of the beginning of the fiscal year that includes the interim period. The assessment of the adoption of this ASU is in process and is not expected to have a material impact on the Company’s Condensed Consolidated Financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In January 2020, the FASB issued ASU 2020-01 — Investments-Equity Securities (ASC 321), Investments-Equity Method and Joint Ventures (ASC 323), and Derivatives and Hedging (ASC 815)-Clarifying the Interactions between ASC 321, ASC 323, and ASC 815 (a consensus of the Emerging Issues Task Force), which clarifies the interaction of the accounting for certain equity securities, equity method investments, and certain forward contracts and purchased options. The guidance clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying measurement principles for certain equity securities immediately before applying or discontinuing the equity method. The Company expects to adopt this guidance in 2021 using a prospective method. The assessment of the adoption of this ASU is in process and is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (ASC 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which modifies ASC 740 to reduce complexity while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 is effective for the Company for interim and annual reporting periods beginning after December 15, 2021. The Company is currently assessing the impact of ASU 2019-12, but it is not expected to have a material impact on the Company’s consolidated financial statement.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments, that changes the impairment model for most financial assets and certain other instruments. For receivables, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowance for losses. For available-for-sale debt securities with unrealized losses, entities will measure credit losses in a manner similar to current practice, except the losses will be recognized as allowances instead of reductions in the amortized cost of the securities. In addition, an entity will have to disclose significantly more information about allowances, credit quality indicators and past due securities. The new standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, and will be applied as a cumulative-effect adjustment to retained earnings. The Company is currently evaluating the impact of the pending adoption of the new standard on its consolidated financial statements and intends to adopt the standard on January 1, 2023.

Major Customer

Major Customer

The Company has one customer that accounted for approximately 44% of sales and 42% of Account Receivable, net for the period ended September 30, 2021. The Company expects to maintain this relationship with the customers.

Major Vendor

Major Vendor

The Company has one vendor that accounted for approximately 14% of cost of sales for the period ended September 30, 2021. The Company expects to maintain this relationship with the vendor and believe the services provided from this vendor are available from alternatives sources.

Line of Credit		Line of Credit The Costs associated with the line of credit are deferred and recognized over the term of the Line of Credit as interest expense.